SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended
	Apr. 21, 2023	Mar. 22, 2023	Dec. 31, 2022	Feb. 28, 2023	Mar. 31, 2023	Nov. 30, 2022	Nov. 10, 2022	Dec. 31, 2021
Subsequent events:
Common shares, shares outstanding (in shares)			53,688,462			53,688,462		1,010,000
Line of credit
Subsequent events:
Debt instrument, face amount			$ 1,125.0
Secured debt | Term Loan Facility | Line of credit
Subsequent events:
Debt instrument, face amount							$ 520.0
Long-term line of credit			$ 500.6
EPS
Subsequent events:
Percentage of common stock outstanding			49.90%
Common shares, shares outstanding (in shares)			26,790,545
Public
Subsequent events:
Percentage of common stock outstanding			41.80%
Common shares, shares outstanding (in shares)			22,434,071
Subsequent Event
Subsequent events:
Cash distribution declared (in dollars per share)				$ 0.40
Subsequent Event | Interest rate swap | Designated as hedging instrument
Subsequent events:
Interest rate exposure on nominal outstanding amount					26.00%
Average fixed rate					3.63%
Subsequent Event | EPS
Subsequent events:
Percentage of common stock outstanding	58.20%
Common shares, shares outstanding (in shares)	31,254,390
Subsequent Event | Public
Subsequent events:
Percentage of common stock outstanding	41.80%
Subsequent Event | Golar Seal | Discontinued operations, disposed of by sale | Golar Seal
Subsequent events:
Consideration for sale of Golar Seal				$ 184.3
Gain on disposal		$ 42.5
Subsequent Event | Golar LNG Limited | Golar LNG Limited | Cool Company | EPS
Subsequent events:
Sale of Cool Co common stock (in shares)				4,463,845